Equity	12 Months Ended
Jun. 30, 2024
Equity [Abstract]
EQUITY

NOTE 19 - EQUITY

Ordinary Shares

At the reorganization event described in Note 1, the Company issued 50,000 ordinary shares with par value of $1 to exchange for the ownership in E-Home Pingtan from the former shareholders to WFOE.

Prior to the reorganization, the Company had $3,620,757 and $3,885,586 in contributed ownership as of June 30, 2019 and 2018, respectively.

The reorganization has been accounted for at historical cost and prepared on the basis as if the reorganization had become effective as of the beginning of the first period presented in the accompanying financial statements of the Company. On May 23, 2019, the Company split its 50,000 ordinary shares into 500,000,000 ordinary shares. The authorized ordinary shares became 500,000,000 shares and the par value changed from US$1 to US$0.0001. As part of its reorganization and on May 23, 2019, the Company surrendered 472,000,000 ordinary shares. As a result, the Company has 28,000,000 ordinary shares issued and outstanding (280 shares retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 13, 2023 and September 25, 2023, February 14, 2024 and September 24, 2024).

On May 18, 2021, the Company completed the closing of its initial public offering of 5,575,556 ordinary shares at a public offering price of $4.50 per ordinary share (56 shares retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 13, 2023 and September 25, 2023, February 14, 2024 and September 24, 2024). The total gross proceed from the initial public offering was approximately $25.1 million before underwriting commissions and offering expenses. The total net proceed from the initial public offering was $21,661,293 (ordinary shares of $558 and additional paid-in capital of $21,660,735) after deducting the financing expenses directly related to the initial public offering.

On October 18, 2021, E-Home WFOE entered into an equity transfer agreement with each of E-Home Pingtan and Fuzhou Bangchang and their respective shareholders, pursuant to which E-Home WFOE exercised the options to acquire all of the equity interests in each of E-Home Pingtan and Fuzhou Bangchang from their respective shareholders. Upon the registration of the equity transfers with the local governmental authorities as of October 27, 2021, the equity transfers were closed, the company’s VIE structure was dissolved and each of E-Home Pingtan and Fuzhou Bangchang became a wholly owned indirect subsidiary of the Company.

On June 21, 2021, the Company granted 6,000 ordinary shares (1 share retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 13, 2023 and September 25, 2023, February 14, 2024 and September 24, 2024) to three of its independent directors as their compensations at a fair value of $213,840 (ordinary shares of $1 and additional paid-in capital of $213,839).

On January 20, 2022, the Company and E-Home Pingtan entered into an equity transfer agreement to acquire 60% equity interests in Youyou in consideration of in consideration for the sum of (i) RMB4 million (approximately $0.60 million) in cash and (ii) 2,702,826 ordinary shares of the Company (27 shares retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 13, 2023 and September 25, 2023, February 14, 2024 and September 24, 2024). On February 3, 2022, the Company issued 2,702,826 ordinary shares to the former controlling shareholders of Youyou at a fair value of $2,000,091 (par value of $270 and additional paid-in capital of $1,999,821).

On January 20, 2022, the Company and E-Home Pingtan entered into an equity transfer agreement to acquire 40% equity interests in Lianbao in consideration of in consideration for 5,823,363 ordinary shares of the Company (58 shares retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 13, 2023 and September 25, 2023, February 14, 2024 and September 24, 2024). On March 2, 2022, the Company issued 5,823,363 ordinary shares to the former controlling shareholders of Lianbao.

On March 18, 2022, the Company granted 400,000 ordinary shares (4 shares retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 13, 2023 and September 25, 2023, February 14, 2024 and September 24, 2024) to its consultants as their compensations at a fair value of $308,000 (par value of $40 and additional paid-in capital of $307,960). On June 22, 2022, the Company granted 1,000,000 ordinary shares (10 shares retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 13, 2023 and September 25, 2023, February 14, 2024 and September 24, 2024) to its directors as their compensations at a fair value of $322,500 (par value of $100 and additional paid-in capital of $322,400).

On June 14, 2022, the Company and its wholly owned subsidiary, E-Home Hong Kong, entered into an equity transfer agreement with Zhongrun, a limited liability company established in China and Ms. Ling Chen, the sole shareholder of Zhongrun, pursuant to which Ms. Chen agreed to transfer 55% of the equity interests in Zhongrun to E-Home Hong Kong, in consideration for the sum of (i) RMB3 million (approximately $0.45 million) in cash and (ii) 28,041,992 ordinary shares of the Company. On July 8, 2022, the Company issued 28,041,992 ordinary shares (280 shares retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 13, 2023 and September 25, 2023, February 14, 2024 and September 24, 2024) according to the equity transfer agreement at a fair value of $8,496,724 (par value of $2,804 and additional paid-in capital of $8,493,919).

On July 30, 2022, the Company’s board of directors approved to acquire 100% of the equity interests of Chuangying and its subsidiaries from Lin Jianying, in consideration for an aggregate of 14,438,584 ordinary shares (144 shares retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 13, 2023 and September 25, 2023, February 14, 2024 and September 24, 2024) of the Company valued at RMB389.2 million (approximately $5.59 million) with a per share issuance price equal to 130% of the average of the Nasdaq closing price for the consecutive twenty trading days preceding July 26, 2022, or $0.39. Beijing Ningbanghonghe Assets Valuation Firm, a third-party appraiser based in Beijing, China, rendered a valuation report, in which the value of total shareholder equity in Chuangying was determined to be approximately RMB39.2 million.

On August 15, 2022, the Company’s board of directors approved the financing by the Company in the amount of $3,600,000 through the issuance and sale to Multi Rise Holdings Limited, a British Virgin Islands company, of 16,363,636 ordinary shares (164 shares retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 13, 2023 and September 25, 2023, February 14, 2024 and September 24, 2024) of the Company, par value $0.0001 per share, at a per share purchase price of $0.22, pursuant to a securities purchase agreement.

On September 19, 2022, the Company’s board of directors approved for issuance and sale of the Company’s ordinary shares up to an aggregate offering price of US$12,300,000 that the Company may sell to White Lion Capital LLC from time to time at the Company’s sole discretion over the commitment period, plus an aggregate of 1,329,729 of Ordinary Shares issuable to the Investor as commitment fee pursuant to the Purchase Agreement. On September 14, 2022, the Company issued 10,343,064 ordinary shares (103 shares retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 13, 2023 and September 25, 2023, February 14, 2024 and September 24, 2024) to White Lion Capital LLC for the aggregated consideration of $783,303.

On November 18, 2022, the Company entered into a securities purchase agreement with certain investors, pursuant to which each of the investors agreed to purchase and the Company agreed to issue and sell to the investors, an aggregation of 3,480,000 ordinary shares (696 shares retrospectively adjusted for effect of reverse stock splits on April 13, 2023, September 25, 2023, February 14, 2024 and September 24, 2024) of the Company at the subscription price of US$1.00 per share for the aggregated consideration of US$3,480,000.

On December 20, 2022, the Company and its wholly owned subsidiary, E-Home Hong Kong, entered into an equity transfer agreement with Zhongrun, a limited liability company established in China and Ms. Ling Chen, pursuant to which Ms. Chen agreed to transfer 20% of the equity interests in Zhongrun to E-Home Hong Kong, in consideration for RMB20 million. On December 20, 2022, the Company issued 4,660,129 ordinary shares (932 shares retrospectively adjusted for effect of reverse stock splits on April 13, 2023, September 25, 2023, February 14, 2024 and September 24, 2024) at a fair value of $2,853,596 (par value of $9,320 and additional paid-in capital of $2,844,276).

On January 6, 2023, the Company entered into a securities purchase agreement with eleven investors, including two entities and nine individuals, pursuant to which the investors agreed to purchase an aggregate of 40,650,406 ordinary shares (8,130 shares retrospectively adjusted for effect of reverse stock splits on April 13, 2023, September 25, 2023, February 14, 2024 and September 24, 2024) of the Company for the purchase price of $0.492 per ordinary share, which is the average of the closing prices of the Company’s ordinary shares for the six consecutive trading days prior to January 3, 2023. The Company has received an aggregate of US$20 million proceeds in connection with the investment.

On January 27, 2023, the Company entered into a securities purchase agreement with certain investors, pursuant to which each of the investors agreed to purchase and the Company agreed to issue and sell to the investors an aggregate of 183,077,333 ordinary shares (36,616 shares retrospectively adjusted for effect of reverse stock splits on April 13, 2023, September 25, 2023, February 14, 2024 and September 24, 2024) at a purchase price of US$0.383 per ordinary share for the aggregate gross proceeds of US$70,118,618 before deducting offering expenses.

On July 21, 2023, the Company entered into a securities purchase agreement with certain purchasers, pursuant which the Company will sell to the purchasers in a registered direct offering, an aggregate of 107,317,074 ordinary shares of par value $0.02 per share (214,634 ordinary shares of par value $10 per share retrospectively adjusted for effect of reverse stock splits on September 25, 2023, February 14, 2024 and September 24, 2024) for aggregate gross proceeds of $12,000,000, before deducting offering expenses. On July 25, 2023, the Company closed the registered direct offering.

On January 11, 2024, the Company entered into a Securities Purchase Agreement with certain purchasers, pursuant to which the Company agreed to sell to the purchasers in a private placement 20,000,000 ordinary shares of the Company, at a purchase price of $0.68 per share (400,000 ordinary shares of par value $10 per share retrospectively adjusted for effect of reverse stock splits on February 14, 2024 and September 24, 2024) for an aggregate price of $13,600,000. The private placement will be completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

On March 21, 2024, the Company entered into a Securities Purchase Agreement with certain purchasers. Pursuant to the purchase agreement, the Company will sell to the purchasers in a registered direct offering, an aggregate of 10,000,000 ordinary shares of the Company at a price of $1.20 per share (1,000,000 ordinary shares of par value $10 per share retrospectively adjusted for effect of reverse stock split on September 24, 2024), for aggregate gross proceeds to the Company of $12,000,000, before deducting offering expenses.

Share incentive plans

On May 15, 2023, the Board approved and adopted the Company’s 2023 Share Incentive Plan which has 6,000,000 shares (12,000 shares retrospectively adjusted for effect of reverse stock splits on September 25, 2023, February 14, 2024 and September 24, 2024). On June 3, 2023, the Company granted 2,600,000 ordinary shares of $0.02 par value per share (5,200 shares of par value $1 per share retrospectively adjusted for effect of reverse stock splits on September 25, 2023, February 14, 2024 and September 24, 2024) to its officers, employees and directors as their compensations under the 2023 Share Incentive Plan.

On January 9, 2024, the Compensation Committee of the Board of Directors of the Company granted a stock award of 340,000 ordinary shares (6,800 shares retrospectively adjusted for effect of reverse stock splits on February 14, 2024 and September 24, 2024) of the Company to Mr. Wenshan Xie, Chief Executive Officer of the Company, pursuant to the Company’s 2023 Share Incentive Plans.  50% of the shares vested immediately on the grant date and the remaining 50% of the shares shall vest on six months anniversary of the grant date. For the year ended June 30, 2024, the Company issued 340,000 ordinary shares (6,800 shares retrospectively adjusted for effect of reverse stock splits on February 14, 2024 and September 24, 2024) under the Share Incentive Plan.

On 28 May 2024, the Company registered an aggregate of 3,000,000 ordinary shares par value US$1.00 per share to be issued pursuant to the Company’s 2024 Omnibus Equity Plan. For the year ended June 30, 2024, the Company issued 2,100,000 ordinary shares (210,000 shares retrospectively adjusted for effect of reverse stock split on September 24, 2024) under the Omnibus Equity Plan.

Reverse stock split

On September 8, 2022, the Company’s board of directors approved to effect a one-for-twenty reverse stock split of its ordinary shares with the market effective on September 23, 2022, such that the par value of each ordinary share is increased from US$0.0001 to US$0.002. As a result of the one-for-twenty reverse stock split, each twenty pre-split ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholder. No fractional ordinary shares were issued to any shareholders in connection with the reverse stock split. Each shareholder was entitled to receive one ordinary share in lieu of the fractional share that would have resulted from the reverse stock split.

On April 12, 2023, the Company announced the effect of a one-for-ten reverse stock split of its ordinary shares approved by the Company’s Annual General Meeting of Shareholders with the market effective on April 13, 2023, such that the par value of each ordinary share is increased from US$0.002 to US$0.02. As a result of the one-for-ten reverse stock split, each ten pre-split ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholder. No fractional ordinary shares were issued to any shareholders in connection with the reverse stock split.

On September 22, 2023, the Company announced the effect of a one-for ten reverse stock split of its ordinary shares approved by the Company’s Extraordinary General Meeting of Shareholders with the market effective on September 25, 2023, such that the par value of each ordinary share is increased from US$0.02 to US$0.2. As a result of the one-for-ten reverse stock split, each ten pre-split ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholder. No fractional ordinary shares were issued to any shareholders in connection with the reverse stock split.

On February 9, 2024, the Company announced the effect of a one-for-five reverse stock split of its ordinary shares approved by the Company’s Extraordinary General Meeting of Shareholders with the market effective on February 14, 2024, such that the par value of each ordinary share is increased from US$0.2 to US$1. As a result of the one-for-five reverse stock split, each five pre-split ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholder. No fractional ordinary shares were issued to any shareholders in connection with the reverse stock split.

Statutory Reserve

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The reserved amounts as determined pursuant to PRC statutory laws totaled $664,100 and $664,100 as of June 30, 2024 and 2023.

Dividends

Dividends declared by the Company are based on the distributable profits as reported in its statutory financial statements reported in accordance with PRC GAAP, which may differ from the results of operations reflected in the consolidated financial statements prepared in accordance with US GAAP. The Company’s ability to pay dividends is primarily from cash received from its operating activities in PRC. For the years ended June 30, 2024, 2023 and 2022, there were no Company dividend declared.